Certain risks and concentration - Summary of Changes in Level 3 Financial Liabilities for Convertible Notes and Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement
Balance at the beginning of year		$ 49,008	$ 34,837
New issuance of convertible notes		19,184	30,000
Issuance of convertible notes upon exercise of call option		11,466
Conversion of convertible notes		(68,895)	(4,431)
Redemption of convertible notes		(15,196)	(11,265)
Balance at the end of year	$ 2,550		49,008
Fair value changes	11,466	11,466
Level 3
Fair value measurement
Balance at the beginning of year		49,008
Fair value changes		4,433
New issuance of convertible notes		19,184
Issuance of convertible notes upon exercise of call option		11,466
Conversion of convertible notes		(68,895)
Redemption of convertible notes		(15,196)
Balance at the end of year	2,550		$ 49,008
Fair value changes		11,466
Issuance of convertible notes upon exercise of call option		(11,466)
Balance at the beginning of year	7,755
Fair value changes	418	81
Business combination (Note 4(d))		7,674
Settlement of contingent consideration	(3,666)
Balance at the end of year	$ 4,507	$ 7,755